Member's Deficit	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Member's Deficit

Note 5. Member’s Deficit

On September 30, 2020, iCap Vault, LLC made an additional capital contribution of $1,535,000 into the Company. The contribution consisted of 1,150,000 in cash and non-cash settlement of related party debt of $385,000. iCap Enterprises, Inc., the sole member of iCap Vault, LLC, assumed debt of the Company due to iCap Investments, LLC, an affiliate of the Company and iCap Vault, LLC, in the amount of $385,000. This assumption of debt constituted a part of the $1,535,000 capital contribution to iCap Vault, LLC from iCap Enterprises, Inc.; concomitantly, iCap Vault, LLC made a $1,535,000 capital contribution to the Company. No additional membership interests were issued by the Company to iCap Vault, LLC in connection with this additional capital contribution.